Lease Liability - Schedule of Lease Obligations (Details) (10-K/A) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Base rent	$ 283,584	$ 310,592
Additional rent	262,605	287,615
Rent	546,189	598,207
Less than 1 Year [Member]
Base rent	162,048	162,048
Additional rent	150,060	150,060
Rent	312,108	312,108
1-2 Years [Member]
Base rent	121,536	148,544
Additional rent	112,545	137,555
Rent	234,081	286,099
2-3 Years [Member]
Base rent
Additional rent
Rent